Operating Segments - Summary of Bank's Financial Results by Geographic Region (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Canada [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	$ 117	$ (15)	$ (114)
Peru [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	10	5	7
Other International [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	181	194	867
Caribbean And Central America [Member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	46	55	$ 69
Chile [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	$ 15	$ 3